CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income including noncontrolling interest	$ 701.3	$ 463.3	$ 531.1
Adjustments to reconcile net income including noncontrolling interest to cash provided by operating activities:
Depreciation	468.2	331.4	306.4
Amortization	246.3	64.3	41.5
Deferred income taxes	(3.2)	41.7	(31.1)
Share-based compensation expense	65.8	39.9	29.2
Excess tax benefits from share-based payment arrangements	(50.1)	(13.7)	(16.9)
Pension and postretirement plan contributions	(254.9)	(156.6)	(46.6)
Pension and postretirement plan expense	114.6	83.1	90.8
Restructuring, net of cash paid	66.6	49.5
Gain on sale of businesses	(89.3)
Other, net	5.6	8.9	1.8
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(189.7)	(106.0)	(39.3)
Inventories	(2.0)	(36.1)	18.6
Other assets	18.6	(60.2)	42.4
Accounts payable	79.0	60.9	6.8
Other liabilities	26.2	(84.9)	15.7
Cash provided by operating activities	1,203.0	685.5	950.4
INVESTING ACTIVITIES
Capital expenditures	(574.5)	(341.7)	(260.5)
Capitalized software expenditures	(33.0)	(24.3)	(37.2)
Property and other assets sold	15.9	3.0	2.6
Businesses acquired and investments in affiliates, net of cash acquired	(43.0)	(1,633.2)	(43.4)
Sale of businesses	130.7		16.0
Deposit into indemnification escrow	(1.3)	(28.1)	(2.1)
Release from indemnification escrow	17.3		21.0
Cash used for investing activities	(487.9)	(2,024.3)	(303.6)
FINANCING ACTIVITIES
Net issuances (repayments) of commercial paper and notes payable	(387.3)	907.1	(66.6)
Long-term debt borrowings	1,001.2	4,238.7
Long-term debt repayments	(1,694.9)	(1,420.4)	(7.4)
Reacquired shares	(209.9)	(690.0)	(348.8)
Cash dividends paid on common stock	(306.8)	(162.9)	(145.5)
Exercise of employee stock options	163.7	89.0	89.2
Excess tax benefits from share-based payment arrangements	50.1	13.7	16.9
Other, net	(9.7)	(41.4)
Cash provided by (used for) financing activities	(1,393.6)	2,933.8	(462.2)
Effect of exchange rate changes on cash and cash equivalents	(7.3)	6.3	(15.9)
Increase (decrease) in cash and cash equivalents	(685.8)	1,601.3	168.7
Cash and cash equivalents, beginning of year	1,843.6	242.3	73.6
Cash and cash equivalents, end of year	1,157.8	1,843.6	242.3
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid	222.6	224.2	209.6
Interest paid	$ 279.0	$ 71.1	$ 63.3